NOTES PAYABLE (Details 1) - USD ($)	Apr. 30, 2017	Apr. 30, 2016
Convertible notes payable	$ 195,000	$ 195,000
Less discount
Net	195,000	195,000
Convertible Notes Payable [Member]
Convertible notes payable	50,000	50,000
Convertible Notes Payable One [Member]
Convertible notes payable	25,000	25,000
Convertible Notes Payable Two Member [Member]
Convertible notes payable	$ 120,000	$ 120,000